Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	$ 2,889	$ 1,351	$ 1,021
Net investing cash flows	(904)	(1,520)	(1,033)
Net financing cash flows	(33)	(38)	(39)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952	(207)	(51)
Net cash completion payment on merger of Petroleum with Woodside	(683)
Cash and cash equivalents disposed	(399)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	2,889	1,351	1,021
Net investing cash flows	(904)	(1,520)	(1,033)
Net financing cash flows	(33)	(38)	(39)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952	(207)	(51)
Net cash completion payment on merger of Petroleum with Woodside	(683)
Cash and cash equivalents disposed	(399)	0	0
Total cash impact	870	(207)	(51)
Discontinued operations [member] | Operating segments [member] | Petroleum [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash completion payment on merger of Petroleum with Woodside	$ (683)	$ 0	$ 0